UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number: ____
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Specialty Underwriters Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 28-12741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck         Fairfield, Ohio          November 8, 2011
------------------------         ---------------          ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           1
                                          -------

Form 13F Information Table Entry Total:     22
                                          -------

Form 13F Information Table Value Total    33,429
                                          -------
                                          (thousands)

List of Other Included Managers:

No.      File No.       Name
01      028-10798       Cincinnati Financial Corporation

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

                                         Column 2        Column 3      Column 4          Column 5
              Issuer                  Title of Class      Cusip        FMV (000)     Shares/Principal   SH/PRN
3M CO                                COMMON             88579Y101         2,879                40,100     SH
ABBOTT LABORATORIES                  COMMON             002824100         1,391                27,200     SH
AGL RESOURCES INC                    COMMON             001204106         1,548                38,000     SH
AUTOMATIC DATA PROCESSING            COMMON             053015103         2,216                47,000     SH
BAXTER INTERNATIONAL INC             COMMON             071813109         1,123                20,000     SH
CISCO SYSTEMS INC                    COMMON             17275R102         1,387                89,500     SH
EMERSON ELECTRIC CO                  COMMON             291011104           826                20,000     SH
GENERAL MILLS INC                    COMMON             370334104         1,540                40,000     SH
HASBRO INC                           COMMON             418056107           978                30,000     SH
INTEL CORP                           COMMON             458140100         1,067                50,000     SH
INTL BUSINESS MACHINES CORP          COMMON             459200101         1,399                 8,000     SH
JP MORGAN CHASE                      COMMON             46625H100         1,401                46,500     SH
LEGGETT & PLATT INC                  COMMON             524660107         1,880                95,000     SH
MICROSOFT CORP                       COMMON             594918104         1,493                60,000     SH
NORTHERN TRUST CORP                  COMMON             665859104         1,007                28,800     SH
NUCOR CORP                           COMMON             670346105         1,044                33,000     SH
PRAXAIR INC                          COMMON             74005P104         1,215                13,000     SH
RPM INTERNATIONAL INC                COMMON             749685103         1,496                80,000     SH
SPECTRA ENERGY CORP                  COMMON             847560109         3,581               146,000     SH
U S BANCORP                          COMMON             902973304         1,024                43,500     SH
UNITED TECHNOLOGIES CORP             COMMON             913017109         1,829                26,000     SH
VERIZON COMMUNICATIONS INC           COMMON             92343V104         1,104                30,000     SH
                                                                         33,429

                                         Column 6        Column 7       Column 8
              Issuer                  Investment Dis     Oth Mgrs         Sole            Shared         None
3M CO                                SHARED-OTHER           01             -                   40,100      -
ABBOTT LABORATORIES                  SHARED-OTHER           01             -                   27,200      -
AGL RESOURCES INC                    SHARED-OTHER           01             -                   38,000      -
AUTOMATIC DATA PROCESSING            SHARED-OTHER           01             -                   47,000      -
BAXTER INTERNATIONAL INC             SHARED-OTHER           01             -                   20,000      -
CISCO SYSTEMS INC                    SHARED-OTHER           01             -                   89,500      -
EMERSON ELECTRIC CO                  SHARED-OTHER           01             -                   20,000      -
GENERAL MILLS INC                    SHARED-OTHER           01             -                   40,000      -
HASBRO INC                           SHARED-OTHER           01             -                   30,000      -
INTEL CORP                           SHARED-OTHER           01             -                   50,000      -
INTL BUSINESS MACHINES CORP          SHARED-OTHER           01             -                    8,000      -
JP MORGAN CHASE                      SHARED-OTHER           01             -                   46,500      -
LEGGETT & PLATT INC                  SHARED-OTHER           01             -                   95,000      -
MICROSOFT CORP                       SHARED-OTHER           01             -                   60,000      -
NORTHERN TRUST CORP                  SHARED-OTHER           01             -                   28,800      -
NUCOR CORP                           SHARED-OTHER           01             -                   33,000      -
PRAXAIR INC                          SHARED-OTHER           01             -                   13,000      -
RPM INTERNATIONAL INC                SHARED-OTHER           01             -                   80,000      -
SPECTRA ENERGY CORP                  SHARED-OTHER           01             -                  146,000      -
U S BANCORP                          SHARED-OTHER           01             -                   43,500      -
UNITED TECHNOLOGIES CORP             SHARED-OTHER           01             -                   26,000      -
VERIZON COMMUNICATIONS INC           SHARED-OTHER           01             -                   30,000      -

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